Shareholder Report, Average Annual Return (Details)	7 Months Ended	12 Months Ended	60 Months Ended	119 Months Ended
	May 31, 2024	May 31, 2024	May 31, 2024	May 31, 2024
Without Sales Load [Member] | C000141687
Average Annual Return [Line Items]
Average Annual Return, Percent		23.34%	11.03%	8.57%
Without Sales Load [Member] | C000141688
Average Annual Return [Line Items]
Average Annual Return, Percent		23.03%	10.73%	8.30%
Without Sales Load [Member] | C000141689
Average Annual Return [Line Items]
Average Annual Return, Percent		22.68%	10.46%	8.02%
Without Sales Load [Member] | C000244831
Average Annual Return [Line Items]
Average Annual Return, Percent	19.34%
Russell 3000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent		27.58%	15.00%	11.89%
Russell 3000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent		27.58%	15.00%	11.89%
Russell 3000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent		27.58%	15.00%	11.89%
Russell 3000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	20.72%
S&P Target Date 2060 Index
Average Annual Return [Line Items]
Average Annual Return, Percent		21.09%	10.78%	8.23%
S&P Target Date 2060 Index
Average Annual Return [Line Items]
Average Annual Return, Percent		21.09%	10.78%	8.23%
S&P Target Date 2060 Index
Average Annual Return [Line Items]
Average Annual Return, Percent		21.09%	10.78%	8.23%
S&P Target Date 2060 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	17.71%